Retirement Benefits (Obligations and Funded Status) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Change in benefit obligation:
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	$ 0	$ 0
Change in Benefit Obligations, Dispositions	(41)	0
Change in plan assets:
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	0	0
Change in Plan Assets, Dispositions	(27)	0
Pension Benefits
Change in benefit obligation:
Defined Benefit Plan, Benefit Obligation	1,195	1,257
Defined Benefit Plan, Service Cost	3	3
Defined Benefit Plan, Interest Cost	35	15
Defined Benefit Plan, Plan Amendments		0
Defined Benefit Plan, Benefits Paid		(71)
Defined Benefit Plan, Curtailments		0
Defined Benefit Plan, Actuarial Gain (Loss)		(9)
Defined Benefit Plan, Benefit Obligation		1,195
Change in plan assets:
Defined Benefit Plan, Fair Value of Plan Assets	906	941
Defined Benefit Plan, Actual Return on Plan Assets		22
Defined Benefit Plan, Contributions by Employer		14
Defined Benefit Plan, Benefits Paid		(71)
Defined Benefit Plan, Fair Value of Plan Assets	600	906
Defined Benefit Plan, Funded Status of Plan		289
Amounts recognized in the consolidated balance sheets consist of:
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent		0
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities		(15)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent		(274)
Defined Benefit Plan, Amounts Recognized in Balance Sheet		(289)
Amounts recognized in accumulated other comprehensive loss (pre-tax basis) consist of:
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax		1
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, before Tax		0
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax		(1)
Other Postretirement Benefits
Change in benefit obligation:
Defined Benefit Plan, Benefit Obligation	296	359
Defined Benefit Plan, Service Cost	0	1
Defined Benefit Plan, Interest Cost	6	3
Defined Benefit Plan, Plan Amendments	2	17
Defined Benefit Plan, Benefits Paid	(26)	(8)
Defined Benefit Plan, Curtailments	0	(80)
Defined Benefit Plan, Actuarial Gain (Loss)	(14)	4
Defined Benefit Plan, Benefit Obligation	223	296
Change in plan assets:
Defined Benefit Plan, Fair Value of Plan Assets	312	306
Defined Benefit Plan, Actual Return on Plan Assets	17	5
Defined Benefit Plan, Contributions by Employer	8	9
Defined Benefit Plan, Benefits Paid	(26)	(8)
Defined Benefit Plan, Fair Value of Plan Assets	284	312
Defined Benefit Plan, Funded Status of Plan	(61)	(16)
Amounts recognized in the consolidated balance sheets consist of:
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	86	59
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(2)	(2)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(23)	(41)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	61	16
Amounts recognized in accumulated other comprehensive loss (pre-tax basis) consist of:
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax	25	1
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, before Tax	18	16
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(7)	15
Unfunded Plans [Member]
Change in benefit obligation:
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	0
Change in Benefit Obligations, Dispositions	0
Change in plan assets:
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	0
Unfunded Plans [Member] | Pension Benefits
Change in benefit obligation:
Defined Benefit Plan, Benefit Obligation	78
Defined Benefit Plan, Service Cost	0
Defined Benefit Plan, Interest Cost	2
Defined Benefit Plan, Plan Amendments	0
Defined Benefit Plan, Benefits Paid	(16)
Defined Benefit Plan, Curtailments	0
Defined Benefit Plan, Actuarial Gain (Loss)	(3)
Defined Benefit Plan, Benefit Obligation	61
Change in plan assets:
Defined Benefit Plan, Benefits Paid	(16)
Defined Benefit Plan, Funded Status of Plan	61
Amounts recognized in the consolidated balance sheets consist of:
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	0
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(9)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(52)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(61)
Amounts recognized in accumulated other comprehensive loss (pre-tax basis) consist of:
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax	4
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, before Tax	0
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(4)
Funded Plans [Member]
Change in benefit obligation:
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	(95)
Change in Benefit Obligations, Dispositions	(253)
Change in plan assets:
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	(95)
Change in Plan Assets, Dispositions	(155)
Funded Plans [Member] | Pension Benefits
Change in benefit obligation:
Defined Benefit Plan, Benefit Obligation	1,117
Defined Benefit Plan, Service Cost	3
Defined Benefit Plan, Interest Cost	33
Defined Benefit Plan, Plan Amendments	0
Defined Benefit Plan, Benefits Paid	(99)
Defined Benefit Plan, Curtailments	0
Defined Benefit Plan, Actuarial Gain (Loss)	(74)
Defined Benefit Plan, Benefit Obligation	632
Change in plan assets:
Defined Benefit Plan, Fair Value of Plan Assets	906
Defined Benefit Plan, Actual Return on Plan Assets	43
Defined Benefit Plan, Contributions by Employer	0
Defined Benefit Plan, Benefits Paid	(99)
Defined Benefit Plan, Fair Value of Plan Assets	600
Defined Benefit Plan, Funded Status of Plan	32
Amounts recognized in the consolidated balance sheets consist of:
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	0
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(32)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(32)
Amounts recognized in accumulated other comprehensive loss (pre-tax basis) consist of:
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax	86
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, before Tax	0
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(86)
Change in Plan Assets [Member] | Unfunded Plans [Member]
Change in benefit obligation:
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	0
Change in plan assets:
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	0
Change in Plan Assets, Dispositions	0
Change in Plan Assets [Member] | Unfunded Plans [Member] | Pension Benefits
Change in benefit obligation:
Defined Benefit Plan, Benefits Paid	0
Change in plan assets:
Defined Benefit Plan, Fair Value of Plan Assets	0
Defined Benefit Plan, Actual Return on Plan Assets	0
Defined Benefit Plan, Contributions by Employer	0
Defined Benefit Plan, Benefits Paid	0
Defined Benefit Plan, Fair Value of Plan Assets	$ 0